Income Taxes (Detail Textuals) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
PRC income tax rate		25.00%
Withholding income tax rate		10.00%
Withholding tax on dividends rate		5.00%
Statutory income tax rate		34.00%	34.00%
Corporate income tax rate effective in 2018		21.00%
Reduction in deferred tax assets due to change in tax rate		$ 4,400,000
Valuation allowance increased (decreased)	$ 2,800,000	(7,200,000)	$ 2,900,000
Deferred tax assets valuation allowance, percentage	100.00%
Unrecorded tax benefits	$ 0
U.S domestic
Operating Loss Carryforwards [Line Items]
Cumulative tax loss carryforwards	35,700,000	$ 29,300,000
Foreign
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		16.50%
Cumulative tax loss carryforwards	$ 31,300,000	$ 25,500,000
Foreign | Hong Kong
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		16.50%
Foreign | Singapore
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		17.00%